Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consists of the following:
	As of June 30,
	2024	2023
Software	$7,695,000	$7,000,000
Accumulated amortization	(5,269,306)	(2,916,667)
Intangible assets, net	$2,425,694	$4,083,333